CONVERTIBLE DEBT (Narrative) (Details) - Series L Convertible Bonds [Member] ₪ / shares in Units, $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018 USD ($)	Sep. 30, 2014 ILS (₪) ₪ / shares
Debt Instrument [Line Items]
Convertible bonds, aggregate par value | ₪			₪ 143.5
Bond purchase price expressed as a percentage of par value	96.50%
Convertible bonds, annual interest rate	5.00%
Date of first required payment	Mar. 31, 2016
Convertible bonds, conversion price | ₪ / shares			₪ 100.815
Accrued interest | $		$ 193
Maximum [Member]
Debt Instrument [Line Items]
Convertible bonds, annual interest rate	6.00%